COLT 2026-7 Mortgage Loan Trust ABS-15G

Exhibit 99.23

Exception Detail
Run Date - 08/26/2026 10:09:29 AM
Evolve Loan ID	Customer Loan ID	Seller Loan ID	Deal ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	Exception	Exception Detail	Exception Information	Exception Remediation	Compensating Factors	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXX	XXXX	XXXX	4350122777	XXXX	XXXX	XXXX	Credit	UW Income/Employment		UW Income/Employment - UW - Missing/Incomplete Verbal VOE		For self-employed borrowers, a verbal verification of employment must be obtained for each borrower. The verbal VOE must be within 30 calendar days prior to the note date for self-employment income. No VVOE was provided for the co-borrower.	Documentation provided			XXXX			A	1	XXXX	XXXX	1	13	D	A	D	A	A	A	A	A		Non-QM	1
XXXX	XXXX	XXXX	4350122777	XXXX	XXXX	XXXX	Credit	UW Income/Employment		UW Income/Employment - UW - Missing/Incomplete Verbal VOE		For self-employed borrowers, a verbal verification of employment must be obtained for each borrower. The verbal VOE must be within 30 calendar days prior to the note date for self-employment income. No VVOE was provided for the borrower.	Documentation provided			XXXX			A	1	XXXX	XXXX	1	13	D	A	D	A	A	A	A	A		Non-QM	1